                                   SUPPLEMENT
                          DATED AUGUST 29, 2008 TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE PROSPECTUS REFERENCED ABOVE IS REVISED AS FOLLOWS:

THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND

Currently, the fund's Investment Manager, Hartford Investment Financial Services, LLC ("HIFSCO"), has agreed to waive 100% of the management fee through August 31, 2008. Effective September 1, 2008, HIFSCO has agreed to waive 0.40% of the management fee through November 30, 2008. Accordingly, in the Prospectus under the heading "The Hartford High Yield Municipal Bond Fund - Your Expenses," footnote 2 to the table is deleted and replaced with the following:

(2) Effective September 1, 2008, HIFSCO has voluntarily agreed to waive 0.40% of the management fee until November 30, 2008.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

                                   SUPPLEMENT
                          DATED AUGUST 29, 2008 TO THE
                  CLASS I SHARES PROSPECTUS DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE PROSPECTUS REFERENCED ABOVE IS REVISED AS FOLLOWS:

THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND

Currently, the fund's Investment Manager, Hartford Investment Financial Services, LLC ("HIFSCO"), has agreed to waive 100% of the management fee through August 31, 2008. Effective September 1, 2008, HIFSCO has agreed to waive 0.40% of the management fee through November 30, 2008. Accordingly, in the Prospectus under the heading "The Hartford High Yield Municipal Bond Fund - Your Expenses," footnote 2 to the table is deleted and replaced with the following:

(2) Effective September 1, 2008, HIFSCO has voluntarily agreed to waive 0.40% of the management fee until November 30, 2008.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

                                   SUPPLEMENT
                          DATED AUGUST 29, 2008 TO THE
    COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2008
                          FOR THE HARTFORD MUTUAL FUNDS

THE SAI REFERENCED ABOVE IS REVISED AS FOLLOWS:

THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND

In the section entitled "Investment Management Arrangements - Management Fees" of the SAI, references in the Management Fee charts to High Yield Municipal Bond Fund is deleted and the following new chart is added:

HIGH YIELD MUNICIPAL BOND FUND (2) AND STRATEGIC INCOME FUND (3)

Average Daily Net Assets Annual Rate
First $500 million 0.550%
Next $500 million 0.500%
Next $4 billion 0.475%
Next $5 billion 0.455%
Over $10 billion 0.445%

(2) Effective September 1, 2008, HIFSCO has voluntarily agreed to waive 0.40% of the management fee until November 30, 2008.

(3) Effective June 1, 2008. HIFSCO has voluntarily agreed to waive 0.30% of the management fee until August 31, 2008.

      THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE